SCHEDULE OF DEPICTS THE NUMBER OF OPTIONS GRANTED (Details) - shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Beginning balance	14,991	21,943
Number of Options, Granted	15	100
Number of Options, Ending balance	14,501	14,991
Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Beginning balance	28,832	28,732
Number of Options, Ending balance	28,847	28,832
Stock Option Plan [Member] | Grant Date On April 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted		45
Vesting Conditions		3 years vest
Contractual Life of Options		10 years
Stock Option Plan [Member] | Grant Date On August 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted		30
Vesting Conditions		3 years vest
Contractual Life of Options		10 years
Stock Option Plan [Member] | Grant Date On November 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted		25
Vesting Conditions		3 years quarterly vest
Contractual Life of Options		10 years
Stock Option Plan [Member] | Grant Date On March, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted	15
Vesting Conditions	3 years quarterly vest
Contractual Life of Options	10 years